SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Net operating losses carried forward	$ 4,932,713	$ 3,701,018
Less: Valuation allowance	(4,932,713)	(3,701,018)
Net deferred tax assets